Rights to use airport facilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Rights To Use Airport Facilities [Abstract]
Summary of Value of Rights to Use Airport Facilities

The value of the rights to use airport facilities as of December 31, 2022, 2023 and 2024 was as follows (only Mexican airports):

	December 31, 2022		December 31, 2023		December 31, 2024
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,414,208)		(1,470,907)		(1,519,909)
	Ps.	703,500	Ps.	646,801	Ps.	597,799